Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2023
Deferred income tax
Summary of movement on the deferred income tax account, major components of deferred tax assets and liabilities at the year end and their changes during the year

The movement on the deferred income tax account is as follows:

		Retrospectively
		adjusted
	2023	2022[1]
	£m	£m
At 1 January	(470)	(66)
Exchange differences	25	27
Acquisition of companies and businesses[1]	(8)	(448)
(Charged)/credited to the income statement	(26)	14
Credited to other comprehensive income	4	5
Credited/(charged) to equity	1	(2)
At 31 December[1]	(474)	(470)
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset within non-current assets	43	43
Deferred tax liability within non-current liabilities[1]	(517)	(513)
	(474)	(470)
1.	Deferred tax liabilities have been retrospectively adjusted in 2022 by an increase of £2m, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).

	Customer	Accelerated
	lists/	tax		IFRS 15	Tax	Share-based
	intangibles[1]	depreciation	Provisions	Contracts	losses	payments	Other[2]	Total[1]
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	(84)	(50)	52	(9)	14	15	(4)	(66)
Exchange differences	32	—	(8)	2	—	—	1	27
Recognised in income statement	1	4	4	(2)	2	3	2	14
Recognised in other comprehensive income	—	—	—	—	4	—	1	5
Recognised in equity	—	—	—	—	—	(2)	—	(2)
Acquired in business combinations[1]	(521)	(29)	123	(24)	3	—	—	(448)
At 31 December 2022 (retrospectively adjusted)	(572)	(75)	171	(33)	23	16	—	(470)

At 1 January 2023	(572)	(75)	171	(33)	23	16	—	(470)
Exchange differences	26	3	(7)	2	—	—	1	25
Recognised in income statement	2	(12)	(15)	(10)	7	(2)	4	(26)
Recognised in other comprehensive income	—	—	—	—	8	—	(4)	4
Recognised in equity	—	—	—	—	—	1	—	1
Acquired in business combinations	(8)	—	—	—	—	—	—	(8)
At 31 December 2023	(552)	(84)	149	(41)	38	15	1	(474)
1.	Deferred tax liabilities have been retrospectively adjusted in 2022 by an increase of £2m, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).
2.	Included within other deferred tax assets/liabilities are retirement benefits and unremitted earnings from subsidiaries.